Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic And Diluted (Detail) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Customer A [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	32.00%	30.00%	33.00%
Customer A [Member] | Rigetti Holdings Inc
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage					29.00%
Customer B [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	22.00%	64.00%	28.00%	25.00%
Customer B [Member] | Rigetti Holdings Inc
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage					20.00%	32.00%
Customer C [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	19.00%		16.00%	30.00%
Customer C [Member] | Rigetti Holdings Inc
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage					17.00%	15.00%
Customer D [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage	19.00%		10.00%
Customer D [Member] | Rigetti Holdings Inc
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage					16.00%
Customer E [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage				36.00%
Customer E [Member] | Rigetti Holdings Inc
Schedule of Transition Period Comparative Data line items [Line Items]
Concentration Risk, Percentage					15.00%	31.00%